31. Non cash transactions	12 Months Ended
Dec. 31, 2017
Non Cash Transactions
Non cash transactions

During 2017, 2016 and 2015 the Company had the following non-cash transactions of cash flows, as presented below:

·  Merger of subsidiaries and company reorganizations as per note 1.2;

·  Purchase of fixed assets not paid yet as note 14.3;

·  Purchase of intangible assets not paid yet as per note 15.3;

·  Deferred income tax as per note 20;

·  Additions/reversals to provisions for risk as per note 21;

·  Transactions with non-controlling interest as per note 24.7;

·  Capital increase at Sendas with property and equipment as per note 13;

·  Recognition of ICMS tax credits, according to note 11.